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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
Address: 17 Heights Road
         Plandome, NY 11030

Form 13F File Number: 28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward M. Giles
Title: Managing Member
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Edward M. Giles                           New York, NY           07/27/10
------------------------------------   ------------------------   --------------
            [Signature]                      [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         47
Form 13F Information Table Value Total:     211670
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

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GME Capital LLC
FORM 13F
30-Jun-10

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
                                                                                              Voting Authority
                                                                                          -----------------------
                                                          Value  Shares/ Sh/ Put/ Invstmt   Other
Name of Issuer                 Title of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
------------------------------ -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
3D SYSTEMS CORP                COM            88554D205     4459  355260  SH      Defined           355260
ACCELR8 TECHNOLOGY CORP        COM            004304200       60   50900  SH      Defined            50900
ALLERGAN INC                   COM            018490102     3193   54800  SH      Defined            54800
AMERICAN VANGUARD CORP         COM            030371108     2121  267454  SH      Defined           267454
ANALOG DEVICES INC             COM            032654105     7333  263223  SH      Defined           263223
ANNALY CAPITAL MANAGEMENT, INC COM            035710409      206   12000  SH      Defined            12000
BHP BILLITON LTD ADR           SPONS ADR      088606108      862   13900  SH      Defined            13900
BOARDWALK PIPELINE PTNRS, LP   UT LTD PARTNER 096627104     4175  138800  SH      Defined           138800
BREEZE-EASTERN CORP            COM            106764103      299   50700  SH      Defined            50700
BRIGHAM EXPLORATION CO         COM            109178103      154   10000  SH      Defined            10000
CELGENE CORP                   COM            151020104    43533  856607  SH      Defined           856607
CENTRAL FUND OF CANADA LTD     CL A           153501101     5802  385000  SH      Defined           385000
CONTINENTAL RESOURCES INC      COM            212015101    11449  256600  SH      Defined           256600
ELAN CORP PLC  ADR             ADR            284131208     7217 1603725  SH      Defined          1603725
ENERGY FOCUS INC               COM            29268T102      313  258550  SH      Defined           258550
ENERGY TRANSFER PARTNERS LP    UNIT LTD PARTN 29273R109     5429  117000  SH      Defined           117000
EQT CORPORATION                COM            26884L109     6050  167400  SH      Defined           167400
GAFISA SA  ADR                 SPONS ADR      362607301     2422  200000  SH      Defined           200000
GOLDCORP INC                   COM            380956409    10941  249500  SH      Defined           249500
GTX INC                        COM            40052B108       61   20000  SH      Defined            20000
HCP, INC                       COM            40414L109      206    6400  SH      Defined             6400
HEALTH GRADES INC              COM            42218Q102     1570  261600  SH      Defined           261600
INTERNATIONAL BUSINESS MACHINE COM            459200101     9508   77000  SH      Defined            77000
ISHARES SILVER TRUST           ISHARES        46428Q109      911   50000  SH      Defined            50000
KOPIN CORP.                    COM            500600101       60   17568  SH      Defined            17568
MARKWEST ENERGY PARTNERS LP    UNIT LTD PARTN 570759100     1459   44600  SH      Defined            44600
MEDTRONIC INC                  COM            585055106     3627  100000  SH      Defined           100000
METABOLIX INC                  COM            591018809     9834  687185  SH      Defined           687185
MFA FINANCIAL, INC             COM            55272X102      296   40000  SH      Defined            40000
NEWMONT MINING CORPORATION     COM            651639106     3856   62450  SH      Defined            62450
ORITANI FINANCIAL CORP         COM            686323106      107   10650  SH      Defined            10650
PFIZER INC.                    COM            717081103     4078  286000  SH      Defined           286000
POTASH CORP OF SASKATCHEWAN IN COM            73755L107      897   10400  SH      Defined            10400
POTLATCH CORP                  COM            737630103     3573  100000  SH      Defined           100000
QUIDEL CORP                    COM            74838J101     6341  499700  SH      Defined           499700
RENTRAK CORP                   COM            760174102     3322  136533  SH      Defined           136533
SOUTHWESTERN ENERGY CO         COM            845467109    19689  509550  SH      Defined           509550
STERICYCLE INC                 COM            858912108     9765  148900  SH      Defined           148900
TEVA PHARMACEUTICAL INDS LTD A ADR            881624209      530   10200  SH      Defined            10200
THE MOSAIC CO                  COM            61945A107     1731   44400  SH      Defined            44400
THERMO FISHER SCIENTIFIC INC   COM            883556102     6999  142700  SH      Defined           142700
UNIVERSAL HEALTH RLTY INCOME T SH BEN INT     91359E105     1031   32083  SH      Defined            32083
VERTEX PHARMACEUTICALS INC     COM            92532F100     1675   50900  SH      Defined            50900
ZIX CORPORATION                COM            98974P100     2579 1141197  SH      Defined          1141197
CURRENCYSHARES AUSTRALIAN DOLL AUSTRALIAN DLR 23129U101      422    5000  SH      Defined             5000
CURRENCYSHARES CANADIAN DOLLAR CDN DLR SHS    23129X105      467    5000  SH      Defined             5000
METABOLIX INC (RESTRICTED)     COM            591018809     1058   73935  SH      Defined            73935
REPORT SUMMARY                       47 DATA RECORDS      211670           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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